PGIM S&P 500 Max Buffer ETF - March Investment Objectives and Goals - PGIM S&P 500 Max Buffer ETF - March	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 Max Buffer ETF – MARCH
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while seeking to maximize the downside protection against the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s approximate upside cap over the period March 1, 2025 through February 28, 2026 is 7.10% (before fees and expenses). The approximate buffer for the period is 100% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses. The Fund’s upside cap over the period March 1, 2026 through February 28, 2027 is anticipated to be between 4.6% and 7.6% (before fees and expenses) (4.1% - 7.1% after taking into account the Fund’s unitary management fee). The cap is established at the beginning of each Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund) on the first day of a Target Outcome Period (or the first business day thereafter) to obtain information on the cap for the Target Outcome Period.